Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 1,597	¥ 1,219
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	1,184	671
Kyocera's trade receivables from affiliates	¥ 1,048	¥ 132